Related party disclosure - Summary of Details of Transactions And Balances With Entities Having Significant Influence on The Company (Detail) - GS Wyvern Holdings Limited - Joint Control Or Significant Influence - INR (₨)
₨ in Millions
	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Compulsorily convertible preference shares issued		7,734
Interest expense on compulsorily convertible preference shares outstanding	₨ 1,165		₨ 0
Compulsorily convertible preference shares outstanding	8,899	7,734